      As filed with the Securities and Exchange Commission August 30, 2002.

                                                               File No. 33-89990
                                                                       811-07271

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                         POST-EFFECTIVE AMENDMENT NO. 11
                                   TO FORM S-6

              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
               SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON
                                   FORM N-8B-2

A.   Exact name of trust: Separate Account VL II

B.   Name of depositor: Hartford Life Insurance Company

C.   Complete address of depositor's principal executive offices:

     P. O. Box 2999
     Hartford, CT  06104-2999

D.   Name and complete address of agent for service:

     Marianne O'Doherty
     Hartford Life Insurance Company
     P. O. Box 2999
     Hartford, CT  06104-2999

     It is proposed that this filing will become effective:

      X   immediately upon filing pursuant to paragraph (b) of Rule 485
     ---
          on ________, 2002 pursuant to paragraph (b) of Rule 485
     ---
          60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ---
          on ________, 2002 pursuant to paragraph (a)(1) of Rule 485
     ---
          this post-effective amendment designates a new effective date for a --- previously filed post-effective amendment.

E. Title and amount of securities being registered: Pursuant to Rule 24f-2 under the Investment Company Act of 1940, the Registrant has registered an indefinite amount of securities.

F. Proposed maximum aggregate offering price to the public of the securities being registered: Not yet determined.

G.   Amount of filing fee: Not applicable.

H. Approximate date of proposed public offering: As soon as practicable after the effective date of this registration statement.

The Prospectus (including all financial statements therein) is incorporated in
Part I of this Post-Effective Amendment No. 11, by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form S-6 (File No. 33-89990), as filed on April 10, 2002 and declared effective on May 1, 2002.

                        STAG VARIABLE LIFE LAST SURVIVOR
                             SEPARATE ACCOUNT VL II
                        HARTFORD LIFE INSURANCE COMPANY

       SUPPLEMENT DATED AUGUST 30, 2002 TO THE PROSPECTUS DATED MAY 1, 2002

On September 12, 2002, shareholders will vote on the proposed merger of Putnam VT Asia Pacific Growth Fund into Putnam VT International Growth Fund. If the proposed merger is approved, all assets of Putnam VT Asia Pacific Growth Fund will be transferred into Putnam VT International Growth Fund, and shareholders of Putnam VT Asia Pacific Growth Fund will receive shares of Putnam VT International Growth Fund. As a result, if any of your Contract Value is allocated to the Putnam VT Asia Pacific Growth Sub-Account within your Contract, that Contract Value may be allocated to the Putnam VT International Growth Sub-Account.

In the event that the proposed merger is approved, all references and information contained in the prospectus for your Contract related to Putnam VT Asia Pacific Growth Fund are deleted.

On September 12, 2002, the Board of Trustees for the Putnam Global Growth Fund will vote on a proposed name change to the Putnam Global Equity Fund. In the event that the proposed name change is approved, all references and information contained in the prospectus for your Contract related to Putnam Global Growth Fund are deleted and replaced with Putnam Global Equity Fund.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

HV-3866
33-89990

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
JUNE 30, 2002

                           AMERICAN FUNDS  AMERICAN FUNDS
                               GLOBAL       GLOBAL SMALL
                            GROWTH FUND       CAP FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------
ASSETS
  Investments
    Number of Shares.....       13,823          15,697
                             =========       =========
    Cost.................    $ 184,754       $ 185,762
                             =========       =========
    Market Value.........    $ 168,647       $ 172,983
  Due from Hartford Life
   Insurance Company.....      --              --
  Receivable from fund
   shares sold...........            7              27
  Other assets...........      --              --
                             ---------       ---------
  Total Assets...........      168,654         173,010
                             ---------       ---------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....            7              27
  Payable for fund shares
   purchased.............      --              --
  Other liabilities......      --                    1
                             ---------       ---------
  Total Liabilities......            7              28
                             ---------       ---------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $ 168,647       $ 172,982
                             =========       =========
  Units Owned by
   Participants..........      220,652         205,665
  Unit Values............    $0.764310       $0.841086

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-2 _____________________________________

                           AMERICAN FUNDS                  FIDELITY VIP   FIDELITY VIP II  FIDELITY VIP   HARTFORD     HARTFORD
                             GROWTH AND    AMERICAN FUNDS  EQUITY INCOME   ASSET MANAGER     OVERSEAS     ADVISERS       BOND
                            INCOME FUND     GROWTH FUND      PORTFOLIO       PORTFOLIO      PORTFOLIO     HLS FUND     HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           --------------  --------------  -------------  ---------------  ------------  -----------  -----------
ASSETS
  Investments
    Number of Shares.....        79,695          38,412         451,781         120,756        198,334     5,185,312   6,922,548
                             ==========      ==========     ===========      ==========     ==========   ===========  ==========
    Cost.................    $2,456,068      $1,713,214     $10,364,869      $2,021,462     $4,231,441   $13,393,550  $7,553,253
                             ==========      ==========     ===========      ==========     ==========   ===========  ==========
    Market Value.........    $2,314,344      $1,400,114     $ 9,270,540      $1,545,671     $2,663,628   $10,734,312  $7,705,329
  Due from Hartford Life
   Insurance Company.....       --              --               10,510           5,327          3,019         9,881       6,989
  Receivable from fund
   shares sold...........           260             277         --             --                1,472       --           --
  Other assets...........       --                    8         --             --                  506            11      --
                             ----------      ----------     -----------      ----------     ----------   -----------  ----------
  Total Assets...........     2,314,604       1,400,399       9,281,050       1,550,998      2,668,625    10,744,204   7,712,318
                             ----------      ----------     -----------      ----------     ----------   -----------  ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....           260             277         --             --              --            --           --
  Payable for fund shares
   purchased.............       --              --               10,510           5,327        --              9,881       6,989
  Other liabilities......       --              --                3,295           5,952        --            --               34
                             ----------      ----------     -----------      ----------     ----------   -----------  ----------
  Total Liabilities......           260             277          13,805          11,279        --              9,881       7,023
                             ----------      ----------     -----------      ----------     ----------   -----------  ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $2,314,344      $1,400,122     $ 9,267,245      $1,539,719     $2,668,625   $10,734,323  $7,705,295
                             ==========      ==========     ===========      ==========     ==========   ===========  ==========
  Units Owned by
   Participants..........     2,509,188       2,137,548       4,600,093         937,316      1,967,795     4,691,573   4,243,368
  Unit Values............    $ 0.922348      $ 0.655013     $  2.014578      $ 1.642690     $ 1.356150   $  2.288001  $ 1.815844

_____________________________________ SA-3 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) -- (CONTINUED)
JUNE 30, 2002

                           HARTFORD CAPITAL  HARTFORD DIVIDEND
                             APPRECIATION       AND GROWTH
                               HLS FUND          HLS FUND
                             SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  -----------------
ASSETS
  Investments
    Number of Shares.....      6,237,321          5,871,825
                             ===========        ===========
    Cost.................    $28,060,709        $11,187,024
                             ===========        ===========
    Market Value.........    $21,051,576        $10,058,277
  Due from Hartford Life
   Insurance Company.....         23,227           --
  Receivable from fund
   shares sold...........       --                    2,923
  Other assets...........            241           --
                             -----------        -----------
  Total Assets...........     21,075,044         10,061,200
                             -----------        -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....       --                    2,923
  Payable for fund shares
   purchased.............         23,227           --
  Other liabilities......       --                      233
                             -----------        -----------
  Total Liabilities......         23,227              3,156
                             -----------        -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $21,051,817        $10,058,044
                             ===========        ===========
  Units Owned by
   Participants..........      6,934,340          4,020,977
  Unit Values............    $  3.035879        $  2.501393

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-4 _____________________________________

                                                                                                               HARTFORD
                              HARTFORD        HARTFORD     HARTFORD GLOBAL  HARTFORD GROWTH                  INTERNATIONAL
                           GLOBAL ADVISER  GLOBAL LEADERS    TECHNOLOGY       AND INCOME     HARTFORD INDEX  OPPORTUNITIES
                              HLS FUND        HLS FUND        HLS FUND         HLS FUND         HLS FUND       HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  ---------------  ---------------  --------------  -------------
ASSETS
  Investments
    Number of Shares.....      120,709          16,919           91,455          242,616        5,808,441      4,988,053
                             =========       =========        =========        =========      ===========     ==========
    Cost.................    $ 126,051       $  26,231        $  43,826        $ 320,272      $17,790,898     $6,650,555
                             =========       =========        =========        =========      ===========     ==========
    Market Value.........    $ 116,954       $  22,397        $  31,063        $ 235,909      $15,404,833     $4,588,555
  Due from Hartford Life
   Insurance Company.....      --              --               --               --                25,505        --
  Receivable from fund
   shares sold...........      --              --               --                     7          --               2,332
  Other assets...........      --              --               --                     3          --             --
                             ---------       ---------        ---------        ---------      -----------     ----------
  Total Assets...........      116,954          22,397           31,063          235,919       15,430,338      4,590,887
                             ---------       ---------        ---------        ---------      -----------     ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....      --              --               --                     7          --               2,332
  Payable for fund shares
   purchased.............      --              --               --               --                25,505        --
  Other liabilities......      --              --               --               --                 3,179            136
                             ---------       ---------        ---------        ---------      -----------     ----------
  Total Liabilities......      --              --               --                     7           28,684          2,468
                             ---------       ---------        ---------        ---------      -----------     ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........    $ 116,954       $  22,397        $  31,063        $ 235,912      $15,401,654     $4,588,419
                             =========       =========        =========        =========      ===========     ==========
  Units Owned by
   Participants..........      111,755          28,761           61,006          232,788        6,249,705      2,941,419
  Unit Values............    $1.046519       $0.778727        $0.509175        $1.013421      $  2.464381     $ 1.559934


                            HARTFORD
                             MIDCAP
                            HLS FUND
                           SUB-ACCOUNT
                           -----------
ASSETS
  Investments
    Number of Shares.....   1,443,445
                           ==========
    Cost.................  $3,116,578
                           ==========
    Market Value.........  $2,939,380
  Due from Hartford Life
   Insurance Company.....      --
  Receivable from fund
   shares sold...........         815
  Other assets...........           4
                           ----------
  Total Assets...........   2,940,199
                           ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....         815
  Payable for fund shares
   purchased.............      --
  Other liabilities......      --
                           ----------
  Total Liabilities......         815
                           ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $2,939,384
                           ==========
  Units Owned by
   Participants..........   1,490,035
  Unit Values............  $ 1.972694

_____________________________________ SA-5 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) -- (CONTINUED)
JUNE 30, 2002

                                HARTFORD          HARTFORD
                           MORTGAGE SECURITIES  SMALL COMPANY
                                HLS FUND          HLS FUND
                               SUB-ACCOUNT       SUB-ACCOUNT
                           -------------------  -------------
ASSETS
  Investments
    Number of Shares.....       9,024,422           556,091
                               ==========        ==========
    Cost.................      $9,024,422        $  620,555
                               ==========        ==========
    Market Value.........      $9,024,422        $  641,710
  Due from Hartford Life
   Insurance Company.....        --                  31,925
  Receivable from fund
   shares sold...........          53,262           --
  Other assets...........           1,579           --
                               ----------        ----------
  Total Assets...........       9,079,263           673,635
                               ----------        ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....          53,262           --
  Payable for fund shares
   purchased.............        --                  31,925
  Other liabilities......        --                       2
                               ----------        ----------
  Total Liabilities......          53,262            31,927
                               ----------        ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........      $9,026,001        $  641,708
                               ==========        ==========
  Units Owned by
   Participants..........       5,938,819           356,308
  Unit Values............      $ 1.519831        $ 1.800991

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-6 _____________________________________

                            HARTFORD      HARTFORD     PUTNAM VT     PUTNAM VT      PUTNAM VT      PUTNAM VT
                              STOCK     MONEY MARKET  ASIA PACIFIC  DIVERSIFIED   GLOBAL ASSET      GLOBAL
                            HLS FUND      HLS FUND    GROWTH FUND   INCOME FUND  ALLOCATION FUND  GROWTH FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ------------  ------------  -----------  ---------------  -----------
ASSETS
  Investments
    Number of Shares.....   1,555,897     3,916,763       16,653       210,932        267,095        516,514
                           ==========   ===========    =========    ==========     ==========     ==========
    Cost.................  $2,481,707   $21,556,451    $ 204,413    $1,866,519     $4,739,785     $8,732,687
                           ==========   ===========    =========    ==========     ==========     ==========
    Market Value.........  $1,827,494   $15,468,411    $  90,094    $1,723,312     $3,344,034     $4,173,434
  Due from Hartford Life
   Insurance Company.....      --           --            --            --              4,757         --
  Receivable from fund
   shares sold...........       1,597         1,886       --             1,379        --               6,844
  Other assets...........           5       --            --                 3            302            301
                           ----------   -----------    ---------    ----------     ----------     ----------
  Total Assets...........   1,829,096    15,470,297       90,094     1,724,694      3,349,093      4,180,579
                           ----------   -----------    ---------    ----------     ----------     ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....       1,597         1,886       --             1,379        --               6,844
  Payable for fund shares
   purchased.............      --           --            --            --              4,757         --
  Other liabilities......      --               952       --            --            --              --
                           ----------   -----------    ---------    ----------     ----------     ----------
  Total Liabilities......       1,597         2,838       --             1,379          4,757          6,844
                           ----------   -----------    ---------    ----------     ----------     ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $1,827,499   $15,467,459    $  90,094    $1,723,315     $3,344,336     $4,173,735
                           ==========   ===========    =========    ==========     ==========     ==========
  Units Owned by
   Participants..........   1,570,823     6,045,081        9,135       125,692        173,116        249,905
  Unit Values............  $ 1.163402   $  2.558685    $9.862691    $13.710622     $19.318485     $16.701282

_____________________________________ SA-7 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) -- (CONTINUED)
JUNE 30, 2002

                            PUTNAM VT    PUTNAM VT
                           GROWTH AND   HIGH YIELD
                           INCOME FUND     FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
ASSETS
  Investments
    Number of Shares.....      659,733     397,535
                           ===========  ==========
    Cost.................  $17,055,994  $4,442,617
                           ===========  ==========
    Market Value.........  $13,860,988  $2,746,966
  Due from Hartford Life
   Insurance Company.....      --           --
  Receivable from fund
   shares sold...........       10,812         389
  Other assets...........      --                7
                           -----------  ----------
  Total Assets...........   13,871,800   2,747,362
                           -----------  ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....       10,812         389
  Payable for fund shares
   purchased.............      --           --
  Other liabilities......        1,472      --
                           -----------  ----------
  Total Liabilities......       12,284         389
                           -----------  ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $13,859,516  $2,746,973
                           ===========  ==========
  Units Owned by
   Participants..........      579,150     180,099
  Unit Values............  $ 23.930786  $15.252614

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-8 _____________________________________

                                          PUTNAM VT
                                        INTERNATIONAL    PUTNAM VT        PUTNAM VT        PUTNAM VT       PUTNAM VT
                            PUTNAM VT    GROWTH AND    INTERNATIONAL  INTERNATIONAL NEW      MONEY     NEW OPPORTUNITIES
                           INCOME FUND   INCOME FUND    GROWTH FUND   OPPORTUNITIES FUND  MARKET FUND        FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  -------------  -------------  ------------------  -----------  -----------------
ASSETS
  Investments
    Number of Shares.....     190,168         22,339        201,491          11,107          336,311          481,955
                           ==========     ==========     ==========       =========        =========      ===========
    Cost.................  $2,395,876     $  258,928     $3,302,534       $ 251,654        $ 336,311      $10,928,061
                           ==========     ==========     ==========       =========        =========      ===========
    Market Value.........  $2,350,474     $  221,605     $2,391,699       $ 106,624        $ 336,311      $ 6,337,703
  Due from Hartford Life
   Insurance Company.....      37,195        --             --                   59           --                1,404
  Receivable from fund
   shares sold...........      --                 13          1,470        --                    686         --
  Other assets...........      --            --             --                   27               76         --
                           ----------     ----------     ----------       ---------        ---------      -----------
  Total Assets...........   2,387,669        221,618      2,393,169         106,710          337,073        6,339,107
                           ----------     ----------     ----------       ---------        ---------      -----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....      --                 13          1,470        --                    686         --
  Payable for fund shares
   purchased.............      37,195        --             --                   59           --                1,404
  Other liabilities......          82              1              8        --                 --                  791
                           ----------     ----------     ----------       ---------        ---------      -----------
  Total Liabilities......      37,277             14          1,478              59              686            2,195
                           ----------     ----------     ----------       ---------        ---------      -----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $2,350,392     $  221,604     $2,391,691       $ 106,651        $ 336,387      $ 6,336,912
                           ==========     ==========     ==========       =========        =========      ===========
  Units Owned by
   Participants..........     136,209         22,134        219,532          12,419          222,826          403,082
  Unit Values............  $17.255760     $10.011733     $10.894477       $8.587589        $1.509643      $ 15.721132

_____________________________________ SA-9 _____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED) -- (CONTINUED)
JUNE 30, 2002

                            PUTNAM VT      PUTNAM VT
                            NEW VALUE   UTILITIES GROWTH
                              FUND      AND INCOME FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ----------------
ASSETS
  Investments
    Number of Shares.....     111,669          73,518
                           ==========      ==========
    Cost.................  $1,420,155      $1,180,487
                           ==========      ==========
    Market Value.........  $1,352,316      $  780,758
  Due from Hartford Life
   Insurance Company.....       2,670        --
  Receivable from fund
   shares sold...........      --                 582
  Other assets...........      --                  37
                           ----------      ----------
  Total Assets...........   1,354,986         781,377
                           ----------      ----------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....      --                 582
  Payable for fund shares
   purchased.............       2,670        --
  Other liabilities......           1        --
                           ----------      ----------
  Total Liabilities......       2,671             582
                           ----------      ----------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........  $1,352,315      $  780,795
                           ==========      ==========
  Units Owned by
   Participants..........     107,376          46,914
  Unit Values............  $12.594165      $16.643200

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-10 ____________________________________

                                                      THE GEORGE     PUTNAM VI                      PUTNAM VT
                            PUTNAM VT    PUTNAM VT    PUTNAM FUND     HEALTH        PUTNAM VT     OTC & EMERGING
                           VISTA FUND   VOYAGER FUND   OF BOSTON   SCIENCES FUND  INVESTORS FUND   GROWTH FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ------------  -----------  -------------  --------------  --------------
ASSETS
  Investments
    Number of Shares.....      42,074       582,540       21,103        30,419         58,114          47,499
                            =========   ===========   ==========    ==========      =========       =========
    Cost.................   $ 801,777   $22,629,365   $  220,320    $  374,799      $ 638,323       $ 920,885
                            =========   ===========   ==========    ==========      =========       =========
    Market Value.........   $ 387,079   $13,852,801   $  212,930    $  304,189      $ 456,197       $ 225,619
  Due from Hartford Life
   Insurance Company.....      --           --             2,360       --             --              --
  Receivable from fund
   shares sold...........         471         3,961       --               398             60             124
  Other assets...........      --               966            3       --             --              --
                            ---------   -----------   ----------    ----------      ---------       ---------
  Total Assets...........     387,550    13,857,728      215,293       304,587        456,257         225,743
                            ---------   -----------   ----------    ----------      ---------       ---------
LIABILITIES
  Due to Hartford Life
   Insurance Company.....         471         3,961       --               398             60             124
  Payable for fund shares
   purchased.............      --           --             2,360       --             --              --
  Other liabilities......           6       --            --                 3              3               2
                            ---------   -----------   ----------    ----------      ---------       ---------
  Total Liabilities......         477         3,961        2,360           401             63             126
                            ---------   -----------   ----------    ----------      ---------       ---------
NET ASSETS
  For Variable Life
   Contract
   Liabilities...........   $ 387,073   $13,853,767   $  212,933    $  304,186      $ 456,194       $ 225,617
                            =========   ===========   ==========    ==========      =========       =========
  Units Owned by
   Participants..........      46,180       560,029       18,919        29,539         60,259          43,958
  Unit Values............   $8.381824   $ 24.737597   $11.254764    $10.297886      $7.570541       $5.132543

_____________________________________ SA-11 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE PERIOD ENDED JUNE 30, 2002

                           AMERICAN FUNDS  AMERICAN FUNDS
                               GLOBAL       GLOBAL SMALL
                            GROWTH FUND       CAP FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------
INVESTMENT INCOME:
  Dividends..............     $ 1,003         $    881
                              -------         --------
CAPITAL GAINS INCOME
 (LOSS)..................      --              --
                              -------         --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (23)               8
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (9,306)         (10,650)
                              -------         --------
    Net gain (loss) on
     investments.........      (9,329)         (10,642)
                              -------         --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(8,326)        $ (9,761)
                              =======         ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-12 ____________________________________

                           AMERICAN FUNDS                  FIDELITY VIP   FIDELITY VIP II  FIDELITY VIP    HARTFORD     HARTFORD
                             GROWTH AND    AMERICAN FUNDS  EQUITY INCOME   ASSET MANAGER     OVERSEAS      ADVISERS       BOND
                            INCOME FUND     GROWTH FUND      PORTFOLIO       PORTFOLIO      PORTFOLIO      HLS FUND     HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT
                           --------------  --------------  -------------  ---------------  ------------  ------------  -----------
INVESTMENT INCOME:
  Dividends..............    $ --            $ --            $ 155,103       $  72,448       $ 20,637    $   206,544    $ 313,195
                             ---------       ---------       ---------       ---------       --------    -----------    ---------
CAPITAL GAINS INCOME
 (LOSS)..................      --              --              211,113         --              --            --            91,507
                             ---------       ---------       ---------       ---------       --------    -----------    ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (253)           (967)           (262)        (50,991)       (71,918)       (14,409)        (695)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (175,965)       (242,957)       (977,043)       (170,715)       (21,210)    (1,386,777)    (240,166)
                             ---------       ---------       ---------       ---------       --------    -----------    ---------
    Net gain (loss) on
     investments.........     (176,218)       (243,924)       (977,305)       (221,706)       (93,128)    (1,401,186)    (240,861)
                             ---------       ---------       ---------       ---------       --------    -----------    ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(176,218)      $(243,924)      $(611,089)      $(149,258)      $(72,491)   $(1,194,642)   $ 163,841
                             =========       =========       =========       =========       ========    ===========    =========

_____________________________________ SA-13 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS (UNAUDITED) -- (CONTINUED)
FOR THE PERIOD ENDED JUNE 30, 2002

                           HARTFORD CAPITAL  HARTFORD DIVIDEND
                             APPRECIATION       AND GROWTH
                               HLS FUND          HLS FUND
                             SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  -----------------
INVESTMENT INCOME:
  Dividends..............    $    15,983         $   5,950
                             -----------         ---------
CAPITAL GAINS INCOME
 (LOSS)..................       --                 489,054
                             -----------         ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (23,899)           38,677
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (3,722,700)         (937,865)
                             -----------         ---------
    Net gain (loss) on
     investments.........     (3,746,599)         (899,188)
                             -----------         ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....    $(3,730,616)        $(404,184)
                             ===========         =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-14 ____________________________________

                                                                                                               HARTFORD
                              HARTFORD        HARTFORD     HARTFORD GLOBAL  HARTFORD GROWTH                  INTERNATIONAL
                           GLOBAL ADVISER  GLOBAL LEADERS    TECHNOLOGY       AND INCOME     HARTFORD INDEX  OPPORTUNITIES
                              HLS FUND        HLS FUND        HLS FUND         HLS FUND         HLS FUND       HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  ---------------  ---------------  --------------  -------------
INVESTMENT INCOME:
  Dividends..............     $    56         $    13         $--              $    939       $    10,054      $  42,682
                              -------         -------         --------         --------       -----------      ---------
CAPITAL GAINS INCOME
 (LOSS)..................          75          --              --               --                572,818        --
                              -------         -------         --------         --------       -----------      ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........         (16)           (869)            (145)             (53)          (32,181)       (13,290)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (4,059)         (1,941)         (13,820)         (48,301)       (2,951,758)      (153,304)
                              -------         -------         --------         --------       -----------      ---------
    Net gain (loss) on
     investments.........      (4,075)         (2,810)         (13,965)         (48,354)       (2,983,939)      (166,594)
                              -------         -------         --------         --------       -----------      ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....     $(3,944)        $(2,797)        $(13,965)        $(47,415)      $(2,401,067)     $(123,912)
                              =======         =======         ========         ========       ===========      =========


                            HARTFORD
                             MIDCAP
                            HLS FUND
                           SUB-ACCOUNT
                           -----------
INVESTMENT INCOME:
  Dividends..............   $  3,409
                            --------
CAPITAL GAINS INCOME
 (LOSS)..................     --
                            --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (8,558)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (89,963)
                            --------
    Net gain (loss) on
     investments.........    (98,521)
                            --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(95,112)
                            ========

_____________________________________ SA-15 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS (UNAUDITED) -- (CONTINUED)
FOR THE PERIOD ENDED JUNE 30, 2002

                                HARTFORD          HARTFORD
                           MORTGAGE SECURITIES  SMALL COMPANY
                                HLS FUND          HLS FUND
                               SUB-ACCOUNT       SUB-ACCOUNT
                           -------------------  -------------
INVESTMENT INCOME:
  Dividends..............        $72,102           $23,159
                                 -------           -------
CAPITAL GAINS INCOME
 (LOSS)..................            633            --
                                 -------           -------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........       --                     845
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       --                  (1,901)
                                 -------           -------
    Net gain (loss) on
     investments.........       --                  (1,056)
                                 -------           -------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....        $72,735           $22,103
                                 =======           =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-16 ____________________________________

                            HARTFORD      HARTFORD     PUTNAM VT     PUTNAM VT      PUTNAM VT      PUTNAM VT
                              STOCK     MONEY MARKET  ASIA PACIFIC  DIVERSIFIED   GLOBAL ASSET      GLOBAL
                            HLS FUND      HLS FUND    GROWTH FUND   INCOME FUND  ALLOCATION FUND  GROWTH FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ------------  ------------  -----------  ---------------  -----------
INVESTMENT INCOME:
  Dividends..............   $  --       $     8,120     $ 1,043      $ 50,210       $  65,174      $  13,474
                            ---------   -----------     -------      --------       ---------      ---------
CAPITAL GAINS INCOME
 (LOSS)..................      --           --           --            --             --              --
                            ---------   -----------     -------      --------       ---------      ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      23,208        (9,752)     (1,780)          438            (826)       (38,983)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (258,253)   (3,067,308)      5,612       (60,953)       (230,005)      (640,066)
                            ---------   -----------     -------      --------       ---------      ---------
    Net gain (loss) on
     investments.........    (235,045)   (3,077,060)      3,832       (60,515)       (230,831)      (679,049)
                            ---------   -----------     -------      --------       ---------      ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(235,045)  $(3,068,940)    $ 4,875      $(10,305)      $(165,657)     $(665,575)
                            =========   ===========     =======      ========       =========      =========

_____________________________________ SA-17 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS (UNAUDITED) -- (CONTINUED)
FOR THE PERIOD ENDED JUNE 30, 2002

                            PUTNAM VT    PUTNAM VT
                           GROWTH AND   HIGH YIELD
                           INCOME FUND     FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
INVESTMENT INCOME:
  Dividends..............  $   325,682   $ 339,009
                           -----------   ---------
CAPITAL GAINS INCOME
 (LOSS)..................      --           --
                           -----------   ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      (63,203)     (1,638)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (1,684,379)   (419,212)
                           -----------   ---------
    Net gain (loss) on
     investments.........   (1,747,582)   (420,850)
                           -----------   ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....  $(1,421,900)  $ (81,841)
                           ===========   =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-18 ____________________________________

                                          PUTNAM VT
                                        INTERNATIONAL    PUTNAM VT        PUTNAM VT        PUTNAM VT       PUTNAM VT
                            PUTNAM VT    GROWTH AND    INTERNATIONAL  INTERNATIONAL NEW      MONEY     NEW OPPORTUNITIES
                           INCOME FUND   INCOME FUND    GROWTH FUND   OPPORTUNITIES FUND  MARKET FUND        FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  -------------  -------------  ------------------  -----------  -----------------
INVESTMENT INCOME:
  Dividends..............   $105,223        $1,414       $  23,480         $  1,006         $3,158        $  --
                            --------        ------       ---------         --------         ------        -----------
CAPITAL GAINS INCOME
 (LOSS)..................     --            --             --              --                --              --
                            --------        ------       ---------         --------         ------        -----------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........      3,667           291           5,448          (10,443)         --               (48,861)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (42,854)        3,632        (114,630)           8,438          --            (1,689,813)
                            --------        ------       ---------         --------         ------        -----------
    Net gain (loss) on
     investments.........    (39,187)        3,923        (109,182)          (2,005)         --            (1,738,674)
                            --------        ------       ---------         --------         ------        -----------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $ 66,036        $5,337       $ (85,702)        $   (999)        $3,158        $(1,738,674)
                            ========        ======       =========         ========         ======        ===========

_____________________________________ SA-19 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENT OF OPERATIONS (UNAUDITED) -- (CONTINUED)
FOR THE PERIOD ENDED JUNE 30, 2002

                            PUTNAM VT      PUTNAM VT
                            NEW VALUE   UTILITIES GROWTH
                              FUND      AND INCOME FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ----------------
INVESTMENT INCOME:
  Dividends..............   $  66,097      $  29,413
                            ---------      ---------
CAPITAL GAINS INCOME
 (LOSS)..................      --            --
                            ---------      ---------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........     (36,058)       (14,039)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (152,062)      (169,719)
                            ---------      ---------
    Net gain (loss) on
     investments.........    (188,120)      (183,758)
                            ---------      ---------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(122,023)     $(154,345)
                            =========      =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-20 ____________________________________

                                                      THE GEORGE                                    PUTNAM VT
                            PUTNAM VT    PUTNAM VT    PUTNAM FUND     HEALTH        PUTNAM VT     OTC & EMERGING
                           VISTA FUND   VOYAGER FUND   OF BOSTON   SCIENCES FUND  INVESTORS FUND   GROWTH FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ------------  -----------  -------------  --------------  --------------
INVESTMENT INCOME:
  Dividends..............   $ --        $   122,987    $  4,414      $    235        $  1,834        $--
                            --------    -----------    --------      --------        --------        --------
CAPITAL GAINS INCOME
 (LOSS)..................     --            --           --            --             --              --
                            --------    -----------    --------      --------        --------        --------
NET REALIZED AND
 UNREALIZED GAIN (LOSS)
 ON INVESTMENTS:
  Net realized gain
   (loss) on security
   transactions..........        (96)       (23,899)       (118)       (4,657)           (196)          3,451
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (85,300)    (2,882,663)    (12,188)      (53,053)        (81,380)        (69,352)
                            --------    -----------    --------      --------        --------        --------
    Net gain (loss) on
     investments.........    (85,396)    (2,906,562)    (12,306)      (57,710)        (81,576)        (65,901)
                            --------    -----------    --------      --------        --------        --------
    Net increase
     (decrease) in net
     assets resulting
     from operations.....   $(85,396)   $(2,783,575)   $ (7,892)     $(57,475)       $(79,742)       $(65,901)
                            ========    ===========    ========      ========        ========        ========

_____________________________________ SA-21 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)
FOR THE PERIOD ENDED JUNE 30, 2002

                           AMERICAN FUNDS  AMERICAN FUNDS
                               GLOBAL       GLOBAL SMALL
                            GROWTH FUND       CAP FUND
                            SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------
OPERATIONS:
  Net investment
   income................     $  1,003        $    881
  Capital gains income...      --              --
  Net realized gain
   (loss) on security
   transactions..........          (23)              8
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (9,306)        (10,650)
                              --------        --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (8,326)         (9,761)
                              --------        --------
UNIT TRANSACTIONS:
  Purchases..............        2,636           3,860
  Net transfers..........      111,791         148,305
  Surrenders for benefit
   payments and fees.....      --                   (1)
  Net loan activity......      --                 (739)
  Cost of insurance......       (3,699)         (1,956)
                              --------        --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      110,728         149,469
                              --------        --------
  Net increase (decrease)
   in net assets.........      102,402         139,708
NET ASSETS:
  Beginning of period....       66,245          33,274
                              --------        --------
  End of period..........     $168,647        $172,982
                              ========        ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-22 ____________________________________

                           AMERICAN FUNDS                  FIDELITY VIP   FIDELITY VIP II  FIDELITY VIP   HARTFORD     HARTFORD
                             GROWTH AND    AMERICAN FUNDS  EQUITY INCOME   ASSET MANAGER     OVERSEAS     ADVISERS       BOND
                            INCOME FUND     GROWTH FUND      PORTFOLIO       PORTFOLIO      PORTFOLIO     HLS FUND     HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT  SUB-ACCOUNT
                           --------------  --------------  -------------  ---------------  ------------  -----------  -----------
OPERATIONS:
  Net investment
   income................    $  --           $  --          $  155,103       $   72,448     $   20,637   $   206,544  $  313,195
  Capital gains income...       --              --             211,113         --              --            --           91,507
  Net realized gain
   (loss) on security
   transactions..........          (253)           (967)          (262)         (50,991)       (71,918)      (14,409)       (695)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................      (175,965)       (242,957)      (977,043)        (170,715)       (21,210)   (1,386,777)   (240,166)
                             ----------      ----------     ----------       ----------     ----------   -----------  ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      (176,218)       (243,924)      (611,089)        (149,258)       (72,491)   (1,194,642)    163,841
                             ----------      ----------     ----------       ----------     ----------   -----------  ----------
UNIT TRANSACTIONS:
  Purchases..............        89,270          68,258        407,702          113,637         88,004       701,523     262,332
  Net transfers..........     1,421,281       1,040,157        185,891           15,399       (120,908)      (53,956)  1,219,495
  Surrenders for benefit
   payments and fees.....       (50,524)        (20,273)       (42,039)        (341,331)       (40,888)     (524,426)    (41,622)
  Net loan activity......        34,490          15,814        (95,961)        --                 (400)      --          (19,663)
  Cost of insurance......       (62,715)        (47,228)      (319,240)         (68,321)       (80,833)     (464,399)   (211,956)
                             ----------      ----------     ----------       ----------     ----------   -----------  ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     1,431,802       1,056,728        136,353         (280,616)      (155,025)     (341,258)  1,208,586
                             ----------      ----------     ----------       ----------     ----------   -----------  ----------
  Net increase (decrease)
   in net assets.........     1,255,584         812,804       (474,736)        (429,874)      (227,516)   (1,535,900)  1,372,427
NET ASSETS:
  Beginning of period....     1,058,760         587,318      9,741,981        1,969,593      2,896,141    12,270,223   6,332,868
                             ----------      ----------     ----------       ----------     ----------   -----------  ----------
  End of period..........    $2,314,344      $1,400,122     $9,267,245       $1,539,719     $2,668,625   $10,734,323  $7,705,295
                             ==========      ==========     ==========       ==========     ==========   ===========  ==========

_____________________________________ SA-23 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) -- (CONTINUED)
FOR THE PERIOD ENDED JUNE 30, 2002

                           HARTFORD CAPITAL  HARTFORD DIVIDEND
                             APPRECIATION       AND GROWTH
                               HLS FUND          HLS FUND
                             SUB-ACCOUNT        SUB-ACCOUNT
                           ----------------  -----------------
OPERATIONS:
  Net investment
   income................    $    15,983        $     5,950
  Capital gains income...       --                  489,054
  Net realized gain
   (loss) on security
   transactions..........        (23,899)            38,677
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (3,722,700)          (937,865)
                             -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (3,730,616)          (404,184)
                             -----------        -----------
UNIT TRANSACTIONS:
  Purchases..............      1,126,101            496,358
  Net transfers..........         87,735           (657,160)
  Surrenders for benefit
   payments and fees.....       (260,250)           (99,597)
  Net loan activity......         (2,453)           (63,030)
  Cost of insurance......       (728,594)          (350,073)
                             -----------        -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........        222,539           (673,502)
                             -----------        -----------
  Net increase (decrease)
   in net assets.........     (3,508,077)        (1,077,686)
NET ASSETS:
  Beginning of period....     24,559,894         11,135,730
                             -----------        -----------
  End of period..........    $21,051,817        $10,058,044
                             ===========        ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-24 ____________________________________

                                                                                                               HARTFORD
                              HARTFORD        HARTFORD     HARTFORD GLOBAL  HARTFORD GROWTH                  INTERNATIONAL
                           GLOBAL ADVISER  GLOBAL LEADERS    TECHNOLOGY       AND INCOME     HARTFORD INDEX  OPPORTUNITIES
                              HLS FUND        HLS FUND        HLS FUND         HLS FUND         HLS FUND       HLS FUND
                            SUB-ACCOUNT     SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT     SUB-ACCOUNT
                           --------------  --------------  ---------------  ---------------  --------------  -------------
OPERATIONS:
  Net investment
   income................     $     56        $    13          $--             $    939       $    10,054     $   42,682
  Capital gains income...           75         --              --               --                572,818        --
  Net realized gain
   (loss) on security
   transactions..........          (16)          (869)            (145)             (53)          (32,181)       (13,290)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................       (4,059)        (1,941)         (13,820)         (48,301)       (2,951,758)      (153,304)
                              --------        -------          -------         --------       -----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............       (3,944)        (2,797)         (13,965)         (47,415)       (2,401,067)      (123,912)
                              --------        -------          -------         --------       -----------     ----------
UNIT TRANSACTIONS:
  Purchases..............      --               2,055            1,905           23,838         1,011,158        229,682
  Net transfers..........       27,978        (18,697)           1,561          (16,471)         (191,518)      (434,578)
  Surrenders for benefit
   payments and fees.....      --              --                 (123)               1          (445,660)       (85,296)
  Net loan activity......      --                (981)         --               --                --             --
  Cost of insurance......       (3,600)        (1,039)          (1,127)          (9,569)         (480,546)      (120,885)
                              --------        -------          -------         --------       -----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........       24,378        (18,662)           2,216           (2,201)         (106,566)      (411,077)
                              --------        -------          -------         --------       -----------     ----------
  Net increase (decrease)
   in net assets.........       20,434        (21,459)         (11,749)         (49,616)       (2,507,633)      (534,989)
NET ASSETS:
  Beginning of period....       96,520         43,856           42,812          285,528        17,909,287      5,123,408
                              --------        -------          -------         --------       -----------     ----------
  End of period..........     $116,954        $22,397          $31,063         $235,912       $15,401,654     $4,588,419
                              ========        =======          =======         ========       ===========     ==========


                            HARTFORD
                             MIDCAP
                            HLS FUND
                           SUB-ACCOUNT
                           -----------
OPERATIONS:
  Net investment
   income................  $    3,409
  Capital gains income...      --
  Net realized gain
   (loss) on security
   transactions..........      (8,558)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (89,963)
                           ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............     (95,112)
                           ----------
UNIT TRANSACTIONS:
  Purchases..............     111,650
  Net transfers..........     798,028
  Surrenders for benefit
   payments and fees.....     (15,334)
  Net loan activity......      --
  Cost of insurance......    (101,720)
                           ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     792,624
                           ----------
  Net increase (decrease)
   in net assets.........     697,512
NET ASSETS:
  Beginning of period....   2,241,872
                           ----------
  End of period..........  $2,939,384
                           ==========

_____________________________________ SA-25 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) -- (CONTINUED)
FOR THE PERIOD ENDED JUNE 30, 2002

                                HARTFORD          HARTFORD
                           MORTGAGE SECURITIES  SMALL COMPANY
                                HLS FUND          HLS FUND
                               SUB-ACCOUNT       SUB-ACCOUNT
                           -------------------  -------------
OPERATIONS:
  Net investment
   income................      $   72,102         $ 23,159
  Capital gains income...             633           --
  Net realized gain
   (loss) on security
   transactions..........        --                    845
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................        --                 (1,901)
                               ----------         --------
  Net increase (decrease)
   in net assets
   resulting from
   operations............          72,735           22,103
                               ----------         --------
UNIT TRANSACTIONS:
  Purchases..............       2,898,410           74,718
  Net transfers..........      (1,701,695)           8,388
  Surrenders for benefit
   payments and fees.....        (208,160)          (4,136)
  Net loan activity......          (5,171)          --
  Cost of insurance......        (316,453)         (24,568)
                               ----------         --------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........         666,931           54,402
                               ----------         --------
  Net increase (decrease)
   in net assets.........         739,666           76,505
NET ASSETS:
  Beginning of period....       8,286,335          565,203
                               ----------         --------
  End of period..........      $9,026,001         $641,708
                               ==========         ========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-26 ____________________________________

                            HARTFORD      HARTFORD     PUTNAM VT     PUTNAM VT      PUTNAM VT      PUTNAM VT
                              STOCK     MONEY MARKET  ASIA PACIFIC  DIVERSIFIED   GLOBAL ASSET      GLOBAL
                            HLS FUND      HLS FUND    GROWTH FUND   INCOME FUND  ALLOCATION FUND  GROWTH FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ------------  ------------  -----------  ---------------  -----------
OPERATIONS:
  Net investment
   income................  $   --       $     8,120     $  1,043    $   50,210     $   65,174     $   13,474
  Capital gains income...      --           --            --            --            --              --
  Net realized gain
   (loss) on security
   transactions..........      23,208        (9,752)      (1,780)          438           (826)       (38,983)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (258,253)   (3,067,308)       5,612       (60,953)      (230,005)      (640,066)
                           ----------   -----------     --------    ----------     ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (235,045)   (3,068,940)       4,875       (10,305)      (165,657)      (665,575)
                           ----------   -----------     --------    ----------     ----------     ----------
UNIT TRANSACTIONS:
  Purchases..............     123,227     1,082,130       10,257        73,922         90,431        362,628
  Net transfers..........      86,909      (190,833)     (23,936)    1,046,888        (65,883)      (452,086)
  Surrenders for benefit
   payments and fees.....     (41,092)     (109,161)      --           (43,690)           554        (83,906)
  Net loan activity......        (582)      (72,522)      --            --            (13,772)       (11,624)
  Cost of insurance......     (64,127)     (561,052)      (3,615)      (34,143)       (75,470)      (161,124)
                           ----------   -----------     --------    ----------     ----------     ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     104,335       148,562      (17,294)    1,042,977        (64,140)      (346,112)
                           ----------   -----------     --------    ----------     ----------     ----------
  Net increase (decrease)
   in net assets.........    (130,710)   (2,920,378)     (12,419)    1,032,672       (229,797)    (1,011,687)
NET ASSETS:
  Beginning of period....   1,958,209    18,387,837      102,513       690,643      3,574,133      5,185,422
                           ----------   -----------     --------    ----------     ----------     ----------
  End of period..........  $1,827,499   $15,467,459     $ 90,094    $1,723,315     $3,344,336     $4,173,735
                           ==========   ===========     ========    ==========     ==========     ==========

_____________________________________ SA-27 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) -- (CONTINUED)
FOR THE PERIOD ENDED JUNE 30, 2002

                            PUTNAM VT    PUTNAM VT
                           GROWTH AND   HIGH YIELD
                           INCOME FUND     FUND
                           SUB-ACCOUNT  SUB-ACCOUNT
                           -----------  -----------
OPERATIONS:
  Net investment
   income................  $   325,682  $  339,009
  Capital gains income...      --           --
  Net realized gain
   (loss) on security
   transactions..........      (63,203)     (1,638)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................   (1,684,379)   (419,212)
                           -----------  ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............   (1,421,900)    (81,841)
                           -----------  ----------
UNIT TRANSACTIONS:
  Purchases..............    1,005,219     157,262
  Net transfers..........     (866,176)   (181,378)
  Surrenders for benefit
   payments and fees.....     (251,834)    (18,903)
  Net loan activity......      --             (546)
  Cost of insurance......     (562,199)    (88,692)
                           -----------  ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     (674,990)   (132,257)
                           -----------  ----------
  Net increase (decrease)
   in net assets.........   (2,096,890)   (214,098)
NET ASSETS:
  Beginning of period....   15,956,406   2,961,071
                           -----------  ----------
  End of period..........  $13,859,516  $2,746,973
                           ===========  ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-28 ____________________________________

                                          PUTNAM VT
                                        INTERNATIONAL    PUTNAM VT        PUTNAM VT        PUTNAM VT       PUTNAM VT
                            PUTNAM VT    GROWTH AND    INTERNATIONAL  INTERNATIONAL NEW      MONEY     NEW OPPORTUNITIES
                           INCOME FUND   INCOME FUND    GROWTH FUND   OPPORTUNITIES FUND  MARKET FUND        FUND
                           SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  -------------  -------------  ------------------  -----------  -----------------
OPERATIONS:
  Net investment
   income................  $  105,223      $  1,414      $   23,480        $  1,006        $  3,158       $  --
  Capital gains income...      --           --              --             --                --              --
  Net realized gain
   (loss) on security
   transactions..........       3,667           291           5,448         (10,443)         --               (48,861)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................     (42,854)        3,632        (114,630)          8,438          --            (1,689,813)
                           ----------      --------      ----------        --------        --------       -----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............      66,036         5,337         (85,702)           (999)          3,158        (1,738,674)
                           ----------      --------      ----------        --------        --------       -----------
UNIT TRANSACTIONS:
  Purchases..............     185,261        38,721         152,995          18,850          35,552           538,863
  Net transfers..........     (53,518)       (1,732)        (96,407)        (18,043)       (360,326)         (365,320)
  Surrenders for benefit
   payments and fees.....          53           (24)        (59,109)         (1,045)         (7,863)         (107,199)
  Net loan activity......        (668)      --              (15,732)       --                --               (18,306)
  Cost of insurance......     (68,348)      (10,424)        (62,393)         (8,713)        (12,486)         (252,227)
                           ----------      --------      ----------        --------        --------       -----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........      62,780        26,541         (80,646)         (8,951)       (345,123)         (204,189)
                           ----------      --------      ----------        --------        --------       -----------
  Net increase (decrease)
   in net assets.........     128,816        31,878        (166,348)         (9,950)       (341,965)       (1,942,863)
NET ASSETS:
  Beginning of period....   2,221,576       189,726       2,558,039         116,601         678,352         8,279,775
                           ----------      --------      ----------        --------        --------       -----------
  End of period..........  $2,350,392      $221,604      $2,391,691        $106,651        $336,387       $ 6,336,912
                           ==========      ========      ==========        ========        ========       ===========

_____________________________________ SA-29 ____________________________________

 SEPARATE ACCOUNT VL II
--------------------------------------------------------------------------------
HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED) -- (CONTINUED)
FOR THE PERIOD ENDED JUNE 30, 2002

                            PUTNAM VT      PUTNAM VT
                            NEW VALUE   UTILITIES GROWTH
                              FUND      AND INCOME FUND
                           SUB-ACCOUNT    SUB-ACCOUNT
                           -----------  ----------------
OPERATIONS:
  Net investment
   income................  $   66,097      $   29,413
  Capital gains income...      --            --
  Net realized gain
   (loss) on security
   transactions..........     (36,058)        (14,039)
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (152,062)       (169,719)
                           ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (122,023)       (154,345)
                           ----------      ----------
UNIT TRANSACTIONS:
  Purchases..............      64,090          66,238
  Net transfers..........     212,561         (34,390)
  Surrenders for benefit
   payments and fees.....      (7,880)            (24)
  Net loan activity......      --             (48,372)
  Cost of insurance......     (50,444)        (51,446)
                           ----------      ----------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     218,327         (67,994)
                           ----------      ----------
  Net increase (decrease)
   in net assets.........      96,304        (222,339)
NET ASSETS:
  Beginning of period....   1,256,011       1,003,134
                           ----------      ----------
  End of period..........  $1,352,315      $  780,795
                           ==========      ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS. _____________________________________ SA-30 ____________________________________

                                                      THE GEORGE                                    PUTNAM VT
                            PUTNAM VT    PUTNAM VT    PUTNAM FUND     HEALTH        PUTNAM VT     OTC & EMERGING
                           VISTA FUND   VOYAGER FUND   OF BOSTON   SCIENCES FUND  INVESTORS FUND   GROWTH FUND
                           SUB-ACCOUNT  SUB-ACCOUNT   SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
                           -----------  ------------  -----------  -------------  --------------  --------------
OPERATIONS:
  Net investment
   income................   $ --        $   122,987    $  4,414      $    235        $  1,834       $ --
  Capital gains income...     --            --           --            --             --              --
  Net realized gain
   (loss) on security
   transactions..........        (96)       (23,899)       (118)       (4,657)           (196)          3,451
  Net unrealized
   appreciation
   (depreciation) of
   investments during the
   period................    (85,300)    (2,882,663)    (12,188)      (53,053)        (81,380)        (69,352)
                            --------    -----------    --------      --------        --------       ---------
  Net increase (decrease)
   in net assets
   resulting from
   operations............    (85,396)    (2,783,575)     (7,892)      (57,475)        (79,742)        (65,901)
                            --------    -----------    --------      --------        --------       ---------
UNIT TRANSACTIONS:
  Purchases..............     45,229        996,538      17,049        41,204          34,576          45,734
  Net transfers..........     64,161       (502,796)     38,597       (47,416)         54,197        (101,099)
  Surrenders for benefit
   payments and fees.....        (31)      (157,530)     (3,706)       (3,724)           (167)            (27)
  Net loan activity......     --            (71,462)     --            --             --              --
  Cost of insurance......    (22,691)      (467,910)     (8,021)      (19,093)        (17,774)        (17,639)
                            --------    -----------    --------      --------        --------       ---------
  Net increase (decrease)
   in net assets
   resulting from unit
   transactions..........     86,668       (203,160)     43,919       (29,029)         70,832         (73,031)
                            --------    -----------    --------      --------        --------       ---------
  Net increase (decrease)
   in net assets.........      1,272     (2,986,735)     36,027       (86,504)         (8,910)       (138,932)
NET ASSETS:
  Beginning of period....    385,801     16,840,502     176,906       390,690         465,104         364,549
                            --------    -----------    --------      --------        --------       ---------
  End of period..........   $387,073    $13,853,767    $212,933      $304,186        $456,194       $ 225,617
                            ========    ===========    ========      ========        ========       =========

_____________________________________ SA-31 ____________________________________

                        HARTFORD LIFE INSURANCE COMPANY
                                 BALANCE SHEETS
                               (STATUTORY BASIS)
                                  (UNAUDITED)
                                     ($000)

                                                           AS OF JUNE 30,
 ------------------------------------------------------------------------------

                                                             2002          2001
 ------------------------------------------------------------------------------
 ASSETS
   Bonds                                              $15,578,034   $12,607,357
   Preferred stocks                                           553           500
   Common stocks                                          650,143       992,502
   Mortgage loans                                          85,114        70,167
   Policy loans                                         1,248,619     1,379,844
   Cash and short -- term investments                     429,308       506,691
   Other invested assets                                  742,116       759,525
 ------------------------------------------------------------------------------
                     TOTAL CASH AND INVESTED ASSETS    18,733,887    16,316,586
 ------------------------------------------------------------------------------
   Investment income due and accrued                      257,697       218,884
   Reinsurance Ceded                                      154,246       109,010
   Federal income taxes recoverable                        28,209       126,916
   Deferred tax asset                                      72,643        41,472
   Receivable from affiliates                               7,597        66,799
   Other assets                                           127,572        33,002
   Separate account assets                             67,246,260    66,511,639
 ------------------------------------------------------------------------------
                                       TOTAL ASSETS   $86,628,111   $83,424,308
 ------------------------------------------------------------------------------
 LIABILITIES
   Aggregate reserves for life and accident and
    health policies                                   $14,522,419   $14,265,585
   Liability for deposit type contracts                 2,132,967        32,560
   Policy and contract claim liabilities                  129,271       136,108
   Asset valuation reserve                                134,940       262,346
   Remittances and items not allocated                    383,988       345,021
   Accrued expense allowances and other amounts
   Due from separate accounts                          (1,121,525)   (1,309,151)
   Provision for experience rating refunds                168,089       132,221
   Payable for securities                                 260,927       175,769
   General expenses due or accrued                         35,880        43,597
   Taxes, licenses and fee due or accrued                  57,619        54,648
   Other liabilities                                      480,986       389,404
   Separate account liabilities                        67,233,110    66,511,639
 ------------------------------------------------------------------------------
                                  TOTAL LIABILITIES    84,418,671    81,039,747
 ------------------------------------------------------------------------------
 CAPITAL AND SURPLUS
   Common stock                                             5,690         5,690
   Gross paid-in and contributed surplus                1,525,516     1,525,516
   Unassigned funds                                       678,234       853,355
 ------------------------------------------------------------------------------
                          TOTAL CAPITAL AND SURPLUS     2,209,440     2,384,561
 ------------------------------------------------------------------------------
             TOTAL LIABILITIES, CAPITAL AND SURPLUS   $86,628,111   $83,424,308
 ------------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                        HARTFORD LIFE INSURANCE COMPANY

                            STATEMENTS OF OPERATIONS
                               (STATUTORY BASIS)
                                  (UNAUDITED)
                                     ($000)

                                                       FOR THE PERIODS ENDED
                                                             JUNE 30,
 ----------------------------------------------------------------------------
                                                         2002         2001
 ----------------------------------------------------------------------------
 REVENUES
   Premiums and annuity considerations                $4,687,029   $4,403,586
   Annuity and other fund deposits                             0            0
   Net investment income                                 550,253      512,021
   Commissions and expense allowances on
    reinsurance ceded                                     34,059       19,619
   Reserve adjustment on reinsurance ceded               (77,477)     (32,399)
   Fee income                                            464,633      486,073
   Other revenues                                         26,620        9,386
 ----------------------------------------------------------------------------
                                     TOTAL REVENUES    5,685,117    5,398,286
 ----------------------------------------------------------------------------
 BENEFITS AND EXPENSES
   Annuity benefits                                      279,297      270,640
   Death, disabillity and other benefits                  11,583       10,088
   Surrenders and other fund withdrawals               3,638,893    3,679,209
   Commissions                                           188,313      195,057
   Increase in aggregate reserves for future
    benefits                                             540,298    1,228,049
   (Decrease) increase in liability for premium and
    other deposit funds                                        0            0
   Net transfers to (from) separate accounts             746,233     (287,553)
   General insurance expenses                            177,421      172,445
   Other expenses                                        124,590       50,155
 ----------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES    5,706,628    5,318,090
 ----------------------------------------------------------------------------
   Net (loss) gain from operations before federal
    income tax expense (benefit)                         (21,511)      80,196
   Federal income tax benefit                            (27,812)     (14,502)
   Net gain from operations                                6,301       94,698
   Net realized capital losses, after tax               (103,088)     (11,180)
 ----------------------------------------------------------------------------
                                  NET (LOSS) INCOME   $  (96,787)  $   83,518
 ----------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                        HARTFORD LIFE INSURANCE COMPANY
                  STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS
                               (STATUTORY BASIS)
                                  (UNAUDITED)
                                     ($000)

                                                       FOR THE PERIODS ENDED
                                                             JUNE 30,
 ----------------------------------------------------------------------------
                                                         2002         2001
 ----------------------------------------------------------------------------
 COMMON STOCK
 ----------------------------------------------------------------------------
   Beginning and end of year                          $    5,690   $    5,690
 ----------------------------------------------------------------------------
 GROSS PAID-IN AND CONTRIBUTED SURPLUS
   Balance, beginning of year                          1,525,516      764,676
   Capital contribition                                       --      760,840
 ----------------------------------------------------------------------------
   Balance, end of year                                1,525,516    1,525,516
 ----------------------------------------------------------------------------
 UNASSIGNED FUNDS
   Balance, beginning of year                            880,824    1,202,043
   Net Income                                            (96,787)      83,518
   Change in net unrealized capital (losses) gains
    on common stocks, preferred stocks and other
    invested assets                                     (178,483)    (437,551)
   Change in net deferred income tax                      58,031      (24,442)
   Change in asset valuation reserve                      53,187      (39,807)
   Change in non-admitted assets                         (37,598)      38,585
   Cumulative effect of changes in accounting
    principles                                                --       31,010
   Other                                                    (941)          --
 ----------------------------------------------------------------------------
   Balance, end of year                                  678,233      853,356
 ----------------------------------------------------------------------------
 CAPITAL AND SURPLUS
 ----------------------------------------------------------------------------
   End of year                                        $2,209,439   $2,384,562
 ----------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                        HARTFORD LIFE INSURANCE COMPANY
                            STATEMENTS OF CASH FLOWS
                               (STATUTORY BASIS)
                                  (UNAUDITED)
                                     ($000)

                                                        FOR THE PERIOD ENDED
                                                              JUNE 30,
 ------------------------------------------------------------------------------

                                                             2002          2001
 ------------------------------------------------------------------------------
 OPERATING ACTIVITIES
   Premiums and annuity considerations                $ 5,171,990   $ 4,406,734
   Net investment income                                  550,132       506,846
   Fee income                                             464,633       487,751
   Commissions and expense allowances on
    reinsurance ceded                                     (43,418)      (14,129)
   Other income                                            27,514        16,190
 ------------------------------------------------------------------------------
                                       TOTAL INCOME     6,170,851     5,403,392
 ------------------------------------------------------------------------------
   Benefits paid                                        3,991,571     3,851,628
   Federal income tax (benefits) payments                 (11,686)       62,235
   Net transfers to separate accounts                     728,792       (14,645)
   General insurance expenses                             184,576       184,807
   Other expenses                                         229,281       372,430
 ------------------------------------------------------------------------------
                        TOTAL BENEFITS AND EXPENSES     5,122,534     4,456,455
 ------------------------------------------------------------------------------
          NET CASH PROVIDED BY OPERATING ACTIVITIES     1,048,317       946,937
 ------------------------------------------------------------------------------
 INVESTING ACTIVITIES
   PROCEEDS FROM INVESTMENTS SOLD
   Bonds                                                2,418,523     2,138,580
   Common stocks                                               --         1,000
   Mortgage loans                                          55,386        95,995
   Other                                                  463,287        (2,250)
 ------------------------------------------------------------------------------
                                INVESTMENT PROCEEDS     2,937,196     2,233,325
 ------------------------------------------------------------------------------
   COST OF INVESTMENTS ACQUIRED
   Bonds                                                3,812,309     3,185,068
   Common stocks                                            2,502       762,293
   Mortgage loans                                          64,366            --
   Real estate                                                 --            --
   Other                                                  134,975        35,122
 ------------------------------------------------------------------------------
                         TOTAL INVESTMENTS ACQUIRED     4,014,152     3,982,483
 ------------------------------------------------------------------------------
             NET CASH USED FOR INVESTING ACTIVITIES   $(1,076,956)  $(1,749,158)
 ------------------------------------------------------------------------------
 FINANCING AND MISCELLANEOUS ACTIVITIES
   Capital contribution                                         0       760,840
   Net other cash used                                    (40,250)      (57,729)
 ------------------------------------------------------------------------------
          NET CASH (USED FOR) PROVIDED BY FINANCING
                       AND MISCELLANEOUS ACTIVITIES       (40,250)      703,111
 ------------------------------------------------------------------------------
   Net decrease in cash and short-term investments        (68,889)      (99,110)
   Cash and Short-Term Investments, Beginning of
    Year                                                  498,197       605,801
 ------------------------------------------------------------------------------
   CASH AND SHORT-TERM INVESTMENTS, END OF YEAR       $   429,308   $   506,691
 ------------------------------------------------------------------------------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                                     PART II

                                OTHER INFORMATION

Item 27.  Exhibits

     (a) Resolution of the Board of Directors of Hartford Life Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

     (b)  Not Applicable.

     (c)  Principal Underwriting Agreement.(1)

     (d)  Form of Flexible Premium Variable Life Insurance Policy.(2)

     (e) Form of Application for Flexible Premium Variable Life Insurance Policies.(1)

     (f)  Certificate of Incorporation of Hartford(3) and Bylaws of Hartford.(4)

     (g)  Contracts of Reinsurance.(5)

     (h)  Form of Participation Agreement.(5)

     (i)  Not Applicable.

     (j)  Not Applicable.

     (k) Opinion and consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

-----------------------

(1) Incorporated by reference to Post-Effective Amendment No. 1 to the Registration Statement on Form S-6, File No. 33-89990, of Hartford Life Insurance Company filed with the Securities and Exchange Commission on May 1, 1996.

(2) Incorporated by reference to Post-Effective Amendment No. 3 to the Registration Statement on Form S-6, File No. 33-89990, of Hartford Life Insurance Company filed with the Securities and Exchange Commission on February 20, 1998.

(3) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-66343, filed on February 8, 2001.

(4) Incorporated by reference to Post-Effective Amendment No. 12, to the Registration Statement on Form S-6, File No. 333-69485, filed with the Securities and Exchange Commission on April 9, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement on Form S-6, File No. 33-89990, of Hartford Life Insurance Company filed with the Securities and Exchange Commission on April 12, 1999.

     (l)  Opinion and Consent of Thomas P. Kalmbach, FSA, MAAA.(6)

     (m)  Not Applicable.

     (n)  Not Applicable.(7)

     (o)  No financial statement will be omitted.

     (p)  Not Applicable.

     (q)  Memorandum describing transfer and redemption procedures.(1)

     (r)  Copy of Power of Attorney.

     (s)  Organizational Chart.(8)

Item 28.  Officers and Directors.

NAME                        POSITION WITH HARTFORD
--------------------------------------------------------------------------------
David A. Carlson            Vice President

Michael B. Cefole           Vice President

Patrice Kelly-Ellis         Senior Vice President

Bruce W. Ferris             Vice President

Timothy M. Fitch            Senior Vice President and Actuary

Mary Jane B. Fortin         Senior Vice President & Chief Accounting Officer

David T. Foy                Senior Vice President, Chief Financial Officer and
                            Treasurer, Director*

Lois W. Grady               Senior Vice President

Susan Hess                  Vice President

Ryan Johnson                Vice President

Stephen T. Joyce            Senior Vice President

Michael D. Keeler           Vice President

Robert A. Kerzner           Executive Vice President

---------------------

(6) Incorporated by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form S-6, File No. 33-89990, filed on April 10, 2002.

(7) We have not been able to obtain, after reasonable efforts, the written consent of Arthur Andersen LLP in connection with the audited financial statements included in this registration statement. This may limit your ability to assert claims against Arthur Andersen LLP under Section 11 of the Securities Act of 1933 because Arthur Andersen LLP did not consent to being named as having prepared its reports included herein.

(8) Incorporated by reference to Post-Effective Amendment No. 18 to the Registration Statement File No. 333-69485, filed on April 8, 2002.

NAME                        POSITION WITH HARTFORD
--------------------------------------------------------------------------------

David N. Levenson           Senior Vice President

Joseph F. Mahoney           Vice President

Thomas M. Marra             President, Chief Executive Officer and Chairman of
                            the Board, Director*

Gary J. Miller              Vice President

Tom Nassiri                 Vice President

Marianne O'Doherty          Vice President and Assistant General Counsel

Craig R. Raymond            Senior Vice President and Chief Actuary

Christine Hayer Repasy      Senior Vice President, General Counsel and
                            Corporate Secretary,
                            Director*

Michael J. Roscoe           Vice President

David T. Schrandt           Vice President

Martin A. Swanson           Vice President

Joe M. Thomson              Senior Vice President

John C. Walters             Executive Vice President, Director*

David M. Znamierowski       Senior Vice President and Chief Investment Officer,
                            Director*

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*    Denotes Board of Directors of Hartford.

Item 29. Persons Controlled By or Under Common Control with the Depositor or Registrant

          See Item 27(s).

Item 30:  Indemnification

          Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

          Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

          (a)  involved a knowing and culpable violation of law by the director;

          (b) enabled the director or an associate to receive an improper personal gain;

          (c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;

          (d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or

          (e) created liability under section 33-757 relating to unlawful distributions.

          The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

          Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

          Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 31.  Principal Underwriters

          (a) Hartford Equity Sales Company ("HESCO") acts as principal underwriter for the following investment companies:

               Hartford Life Insurance Company - Separate Account VL I Hartford Life Insurance Company - Separate Account VL II Hartford Life Insurance Company - ICMG Secular Trust Separate Account
               Hartford Life Insurance Company - ICMG Registered Variable Life Separate Account A
               Hartford Life and Annuity Insurance Company - Separate
               Account VL I
               Hartford Life and Annuity Insurance Company - Separate Account VL II
               Hartford Life and Annuity Insurance Company - ICMG Registered Variable Life Separate Account One

          (b)  Directors and Officers of HESCO

                                             POSITIONS AND OFFICES
               NAME                          WITH UNDERWRITER
               ----                          ----------------

          David A. Carlson            Vice President
          Timothy M. Fitch            Senior Vice President & Actuary
          George R. Jay               Controller
          Robert A. Kerzner           Executive Vice President, Director
          Joseph F. Mahoney           Vice President
          Thomas M. Marra             President, Chief Executive Officer and
                                      Chairman of the Board, Director
          Christine Hayer Repasy      Senior Vice President, General Counsel and
                                      Corporate Secretary, Director
          John C. Walters             Executive Vice President

          Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

Item 32.  Location of Accounts and Records

          All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 33.  Management Services

          All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 34.  Representation of Reasonableness of Fees

          Hartford hereby represents that the aggregate fees and charges under the Policy are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the Town of Simsbury, and State of Connecticut on this 30th day of August, 2002.

HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL II
(Registrant)

By: Thomas M. Marra                                *By: /s/ Marianne O'Doherty
    -------------------------------------------         ----------------------
    Thomas M. Marra, President, Chief Executive             Marianne O'Doherty
    Officer and Chairman of the Board*                      Attorney-In-Fact

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By: Thomas M. Marra
    -------------------------------------------
    Thomas M. Marra, President, Chief Executive
    Officer and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed by the following persons and in the capacities and on the dates indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer & Treasurer, Director*
Thomas M. Marra, President, Chief Executive
     Officer and Chairman of the Board, Director*
Christine Hayer Repasy, Senior Vice President,
     General Counsel & Corporate Secretary,        *By: /s/ Marianne O'Doherty
     Director*                                          -----------------------
John C. Walters, Executive Vice President,                  Marianne O'Doherty
     Director*                                              Attorney-in-Fact
Lizabeth H. Zlatkus, Executive Vice President,
     Director*                                          Date: August 30, 2002
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*

33-89990

                                  EXHIBIT INDEX

1.1 Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

1.2  Copy of Power of Attorney.